CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS DIRECTOR INDEPENDENCE	9 Months Ended
Sep. 30, 2020
CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS DIRECTOR INDEPENDENCE
NOTE 12 - CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, DIRECTOR INDEPENDENCE,

Related Party Transactions

During the fiscal year 2019, Distribution Wholesale, Inc, a Florida Corporation, of which Kevin Hagen, CEO and President, advanced to the company $1,626,588.64 (the Advances) in the form of payments to several suppliers. On December 31, 2019, on the settlement of the debt created by the Advances, the board of Directors of the company issued a common stock Purchase Warrant, exercisable over 5 years, for 75,305,030 shares of common stock of the company at a price per share of $0.0216 to the Distribution Wholesale, Inc.

Consequently, the advances have been recorded as additional paid in capital on the Balance sheet of the company as of March 31, 2020.